Cash and cash equivalents (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Proceeds from borrowings	$ 17,900,000	$ 646,355	$ 500,000
Promissory notes issued			$ 175,000
Streeterville [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings	8,500,000
Advaitha [member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings	9,400,000
Promissory notes issued	$ 200,000